INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 76	$ 67
Add: increase in provision	31	83
Deduct: inventory obsolescence write-off	(36)	(21)
Deduct: dispositions	0	(53)
Impact of foreign exchange	2	0
Inventory obsolescence provision - ending	$ 69	$ 76